35. Insurance coverage (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of types of insurance contracts [line items]
Insurance policies	R$ 315
General civil liability [member]
Disclosure of types of insurance contracts [line items]
Insurance policies	100
Civil responsibility [member]
Disclosure of types of insurance contracts [line items]
Insurance policies	134
Fraud and risk (criminal) [member]
Disclosure of types of insurance contracts [line items]
Insurance policies	44
Damage protection and cybersecurity responsibility (cyber) [member]
Disclosure of types of insurance contracts [line items]
Insurance policies	R$ 37